OTHER ACCOUNTS PAYABLE- Additional Information (Detail) S/ in Millions	Dec. 31, 2017 PEN (S/)
Construction contracts 1 [member]
Disclosure Of Other Payables [line items]
Payment obligations to main subcontractors as a consequence of termination of GSP operations	S/ 237